UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-207859-12

Central Index Key Number of the issuing entity: 0001763499

GM FINANCIAL AUTOMOBILE LEASING TRUST 2019-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207859

Central Index Key Number of the depositor: 0001631055

GMF LEASING LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001002761

 AMERICREDIT FINANCIAL SERVICES, INC.
(Exact name of sponsor as specified in its charter)

Randal L. Willis 817-302-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1 - Asset Data File in accordance with Exhibit 601(b) (102) (17 CFR 229.601(b) (102)).

Item 2 - Asset Related Document in accordance with Exhibit 601(b) (103) (17 CFR 229.601(b) (103)).

Explanatory Note
This Form ABS-EE/A amends the Form ABS-EE that was filed with the Securities and Exchange Commission on February 05, 2019 with respect to GM FINANCIAL AUTOMOBILE LEASING TRUST 2019 -1 (the “February 05 Form ABS-EE”). Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the February 05 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized

GMF LEASING LLC
(Depositor)

Dated: February 8, 2019

        By:      GMF LEASING LLC, as Depositor

        By:     /s/ Randal L. Willis
        Name:     Randal L. Willis
        Title:      Senior Vice President, Securitization &
Conduit Reporting-Treasury